LEASES	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
LEASES
13.	LEASES

The Partnership leases a variety of assets throughout its organization, such as office space, funeral homes, warehouses and equipment. In addition the Partnership has a sale-leaseback related to one of its warehouses. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets and the Partnership recognizes lease expense for these leases on a straight-line basis over the lease term. For lease agreements with an initial term of more than 12 months, the Partnership measures the lease liability at the present value of the sum of the remaining minimum rental payments, which exclude executory costs.

Certain leases provide the Partnership with the option to renew for additional periods, with renewal terms that can extend the lease term for periods ranging from 1 to 30 years. The exercise of lease renewal options is at the Partnership’s sole discretion, and the Partnership is only including the renewal option in the lease term when the Partnership can be reasonably certain that it will exercise the renewal options. The Partnership does have residual value guarantees on the finance leases for its vehicles, but no residual guarantees on any of its operating leases.

Certain of the Partnership’s leases have variable payments with annual escalations based on the proportion by which the consumer price index (“CPI”) for all urban consumers increased over the CPI index for the prior comparative year.

The Partnership has the following balances recorded on its unaudited condensed consolidated balance sheet related to leases:

September 30, 2019
Assets:
Operating	$11,321
Finance	6,211
Total ROU assets(1)	$17,532
Liabilities:
Current
Operating	$2,080
Finance	1,236
Long-term
Operating	12,246
Finance	4,656
Total lease liabilities(2)	$20,218
(1)

The Partnership’s ROU operating assets and finance assets are presented within Other assets and Property and equipment, net of accumulated depreciation, respectively in its unaudited condensed consolidated balance sheet.

(2)

The Partnership’s current lease liabilities and long-term are presented within Accounts payable and accrued liabilities and Other long-term liabilities, respectively in its unaudited condensed consolidated balance sheet.

As most of the Partnership’s leases do not provide an implicit rate, the Partnership uses its incremental borrowing rate, based on the information available at commencement date, in determining the present value of lease payments. The Partnership used the incremental borrowing rate on January 1, 2019 for operating leases that commenced prior to that date. The weighted average borrowing rates for operating and finance leases were 9.9% and 8.4%, respectively as of September 30, 2019.

The components of lease expense were as follows:

		Nine months ended September 30, 2019
Lease cost	Classification
Operating lease costs	General and administrative expense	$2,687
Finance lease costs
Amortization of leased assets	Depreciation and Amortization	899
Interest on lease liabilities	Interest expense	370
Variable lease costs	General and administrative expense	—
Short-term lease costs	General and administrative expense	—
Net Lease costs		$3,956
(1)	The Partnership does not have any short-term leases with lease terms greater than one month.

Maturities of the Partnership’s lease labilities as of September 30, 2019, per ASC 842, Leases, were as follows:

Year ending December 31,	Operating	Finance
2019	$867	$484
2020	3,320	1,761
2021	2,830	1,922
2022	2,532	1,978
2023	2,279	763
Thereafter	8,495	43
Total	$20,323	$6,951
Less: Interest	5,997	1,059
Present value of lease liabilities	$14,326	$5,892

Minimum lease commitments remaining under the Partnership’s operating leases and capital leases, per ASC 840, Leases, as of December 31, 2018 were as follows:

Year ending December 31,	Operating	Capital
2019	$4,349	$1,499
2020	2,765	1,196
2021	2,130	949
2022	1,539	558
2023	1,184	89
Thereafter	5,737	—
Total	$17,704	$4,291
Less: Interest		(875)
Present value of lease liabilities		$3,416

Operating and finance lease payments include $3.3 million related to options to extend lease terms that are reasonably certain of being exercised and $2.0 million related to residual value guarantees. The weighted average remaining lease term for operating and finance leases was 7.2 years and 3.0 years, respectively as of September 30, 2019.

As of September 30, 2019, the Partnership does not have additional operating and finance leases that have not yet commenced nor any lease transactions with its related parties. In addition, as of September 30, 2019, the Partnership has not entered into any new sale-leaseback arrangements.